Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) USDPerShare	Dec. 31, 2021 USD ($) USDPerShare	Dec. 31, 2020 USD ($) USDPerShare
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we are providing the following disclosure regarding the relationship between “compensation actually paid” to our principal executive officers (“PEOs”) and our non-PEO NEOs and certain financial performance of the Company for the fiscal years listed below. The Compensation Committee did not specifically consider the pay versus performance information presented in this section in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Briggs W. Morrison (PEO) (1), (2) ($)	Compensation Actually Paid to Briggs W. Morrison (PEO) (1),(2),(3),(4) ($)	Summary Compensation Table Total for Michael A. Metzger (PEO) (1),(2) ($)	Compensation Actually Paid to Michael A. Metzger (PEO) (1),(2),(3),(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1),(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1),(2),(3),(4) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ Millions) (7)	Stock Price (8) ($)
							Total Stockholder Return (5) ($)	Peer Group Total Stockholder Return (6) ($)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	2,374,171	3,475,750	4,113,476	6,278,969	2,356,288	3,210,130	289.86	113.65	(149.3)	25.45
2021	3,904,316	2,871,757	—	—	2,556,999	1,873,217	249.32	126.45	24.9	21.89
2020	2,165,397	7,604,962	—	—	2,539,448	5,582,043	253.30	126.42	(73.2)	22.24

(1)
Briggs W. Morrison was our PEO from June 2015 to February 2022, and Michael A. Metzger was our PEO from February 2022 to the present. The individuals comprising the non-PEO NEOs for each year presented are listed below:

2020	2021	2022
Michael A. Metzger	Michael A. Metzger	Luke J. Albrecht
Daphne Karydas	Anjali Ganguli	Keith A. Goldan
	Daphne Karydas	Catherine Madigan, M.D.
Alexander Nolte
Steve M. Sabus

(2)
The amounts shown for “Summary Compensation Table Total” are the amounts of total compensation reported for Dr. Morrison and Mr. Metzger (each of whom served as PEO during fiscal year 2022), and the average of total compensation reported for the non-PEO NEOs, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Officer Compensation—Summary Compensation Table.”
(3)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEOs and non-PEO NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 4 below.
(4)
“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Reported Value of Equity Awards” column below are the totals reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for the applicable years.

Year	Reported Summary Compensation Table Total for Briggs W. Morrison ($)	Reported Value of Equity Awards for Briggs W. Morrison ($)	Equity Award Adjustments for Briggs W. Morrison ($)	Compensation Actually Paid to Briggs W. Morrison ($)
2022	2,374,171	(1,393,983)	2,495,562	3,475,750
2021	3,904,316	(2,968,473)	1,935,914	2,871,757
2020	2,165,397	(1,273,590)	6,713,155	7,604,962

Year	Reported Summary Compensation Table Total for Michael A. Metzger ($)	Reported Value of Equity Awards for Michael A. Metzger ($)	Equity Award Adjustments for Michael A. Metzger ($)	Compensation Actually Paid to Michael A. Metzger ($)
2022	4,113,476	(3,602,276)	5,227,769	6,278,969

Year	Average Reported Summary of Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards for Non-PEO NEOs ($)	Average Equity Award Adjustments for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,356,288	(1,918,364)	2,772,206	3,210,130
2021	2,556,999	(1,945,308)	1,261,526	1,873,217
2020	2,539,448	(1,970,242)	5,012,837	5,582,043

The amounts in the “Equity Award Adjustments” column in the tables above this footnote 4 are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Briggs W. Morrison ($)	Changes in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Briggs W. Morrison ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Briggs W. Morrison ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Briggs W. Morrison ($)	Total Equity Award Adjustments for Briggs W. Morrison ($)
2022	1,988,234	406,030	322,953	(221,655)	2,495,562
2021	2,157,023	(122,433)	535,559	(634,235)	1,935,914
2020	2,616,502	2,507,102	519,098	1,070,453	6,713,155

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Michael A. Metzger ($)	Changes in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Michael A. Metzger ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Michael A. Metzger ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Michael A. Metzger ($)	Total Equity Awards Adjustments for Michael A. Metzger ($)
2022	4,273,515	416,972	790,397	(253,115)	5,227,769

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total- Average Inclusion Equity Awards Adjustments for Non-PEO NEOs ($)
2022	2,664,743	69,395	71,046	(32,978)	2,772,206
2021	1,420,673	(88,999)	294,469	(364,617)	1,261,526
2020	2,752,962	1,565,138	187,304	507,433	5,012,837

In calculating the values of the February 2, 2022 performance-based stock option award uses to Mr. Metzger and Dr. Morrison, included in the above tables, the assumptions or methodology used in such calculations differ materially from those disclosed as of the grant date. Awards of performance-based stock options were originally valued using a Black-Scholes model and are valued for purposes of this table using a Monte Carlo model for the stock price hurdle position of the award.

(5)
Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price of a share of our common stock at the end and the beginning of the measurement period by the price of a share of our common stock at the beginning of the measurement period.
(6)
Represents the Peer Group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31,
2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
We determined the closing price of our common stock as listed on Nasdaq on an applicable day to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs in 2022. The amounts in the column represents the closing price of our stock on the last trading date of the listed year. For purposes of this disclosure, there was no financial performance measure used to link Company performance to Compensation Actually Paid to our non-PEO NEOs in 2022. As described in the Compensation Discussion and Analysis, in February 2022, the Board made an award of performance-based stock options to Mr. Metzger and Dr. Morrison, and half of those stock options would vest upon achieving certain stock price milestones. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Stock Price
Named Executive Officers, Footnote [Text Block]
(1)
Briggs W. Morrison was our PEO from June 2015 to February 2022, and Michael A. Metzger was our PEO from February 2022 to the present. The individuals comprising the non-PEO NEOs for each year presented are listed below:

2020	2021	2022
Michael A. Metzger	Michael A. Metzger	Luke J. Albrecht
Daphne Karydas	Anjali Ganguli	Keith A. Goldan
	Daphne Karydas	Catherine Madigan, M.D.
Alexander Nolte
Steve M. Sabus

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the Peer Group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31,
2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Reported Value of Equity Awards” column below are the totals reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for the applicable years.

Year	Reported Summary Compensation Table Total for Briggs W. Morrison ($)	Reported Value of Equity Awards for Briggs W. Morrison ($)	Equity Award Adjustments for Briggs W. Morrison ($)	Compensation Actually Paid to Briggs W. Morrison ($)
2022	2,374,171	(1,393,983)	2,495,562	3,475,750
2021	3,904,316	(2,968,473)	1,935,914	2,871,757
2020	2,165,397	(1,273,590)	6,713,155	7,604,962

Year	Reported Summary Compensation Table Total for Michael A. Metzger ($)	Reported Value of Equity Awards for Michael A. Metzger ($)	Equity Award Adjustments for Michael A. Metzger ($)	Compensation Actually Paid to Michael A. Metzger ($)
2022	4,113,476	(3,602,276)	5,227,769	6,278,969

Year	Average Reported Summary of Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards for Non-PEO NEOs ($)	Average Equity Award Adjustments for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,356,288	(1,918,364)	2,772,206	3,210,130
2021	2,556,999	(1,945,308)	1,261,526	1,873,217
2020	2,539,448	(1,970,242)	5,012,837	5,582,043

The amounts in the “Equity Award Adjustments” column in the tables above this footnote 4 are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Briggs W. Morrison ($)	Changes in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Briggs W. Morrison ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Briggs W. Morrison ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Briggs W. Morrison ($)	Total Equity Award Adjustments for Briggs W. Morrison ($)
2022	1,988,234	406,030	322,953	(221,655)	2,495,562
2021	2,157,023	(122,433)	535,559	(634,235)	1,935,914
2020	2,616,502	2,507,102	519,098	1,070,453	6,713,155

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Michael A. Metzger ($)	Changes in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Michael A. Metzger ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Michael A. Metzger ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Michael A. Metzger ($)	Total Equity Awards Adjustments for Michael A. Metzger ($)
2022	4,273,515	416,972	790,397	(253,115)	5,227,769

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total- Average Inclusion Equity Awards Adjustments for Non-PEO NEOs ($)
2022	2,664,743	69,395	71,046	(32,978)	2,772,206
2021	1,420,673	(88,999)	294,469	(364,617)	1,261,526
2020	2,752,962	1,565,138	187,304	507,433	5,012,837

Non-PEO NEO Average Total Compensation Amount	$ 2,356,288	$ 2,556,999	$ 2,539,448
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,210,130	1,873,217	5,582,043
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Reported Value of Equity Awards” column below are the totals reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for the applicable years.

Year	Reported Summary Compensation Table Total for Briggs W. Morrison ($)	Reported Value of Equity Awards for Briggs W. Morrison ($)	Equity Award Adjustments for Briggs W. Morrison ($)	Compensation Actually Paid to Briggs W. Morrison ($)
2022	2,374,171	(1,393,983)	2,495,562	3,475,750
2021	3,904,316	(2,968,473)	1,935,914	2,871,757
2020	2,165,397	(1,273,590)	6,713,155	7,604,962

Year	Reported Summary Compensation Table Total for Michael A. Metzger ($)	Reported Value of Equity Awards for Michael A. Metzger ($)	Equity Award Adjustments for Michael A. Metzger ($)	Compensation Actually Paid to Michael A. Metzger ($)
2022	4,113,476	(3,602,276)	5,227,769	6,278,969

Year	Average Reported Summary of Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards for Non-PEO NEOs ($)	Average Equity Award Adjustments for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,356,288	(1,918,364)	2,772,206	3,210,130
2021	2,556,999	(1,945,308)	1,261,526	1,873,217
2020	2,539,448	(1,970,242)	5,012,837	5,582,043

The amounts in the “Equity Award Adjustments” column in the tables above this footnote 4 are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Briggs W. Morrison ($)	Changes in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Briggs W. Morrison ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Briggs W. Morrison ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Briggs W. Morrison ($)	Total Equity Award Adjustments for Briggs W. Morrison ($)
2022	1,988,234	406,030	322,953	(221,655)	2,495,562
2021	2,157,023	(122,433)	535,559	(634,235)	1,935,914
2020	2,616,502	2,507,102	519,098	1,070,453	6,713,155

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Michael A. Metzger ($)	Changes in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Michael A. Metzger ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Michael A. Metzger ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Michael A. Metzger ($)	Total Equity Awards Adjustments for Michael A. Metzger ($)
2022	4,273,515	416,972	790,397	(253,115)	5,227,769

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total- Average Inclusion Equity Awards Adjustments for Non-PEO NEOs ($)
2022	2,664,743	69,395	71,046	(32,978)	2,772,206
2021	1,420,673	(88,999)	294,469	(364,617)	1,261,526
2020	2,752,962	1,565,138	187,304	507,433	5,012,837

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Cumulative TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Stock Price

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs and our Stock Price during the three most recently completed fiscal years. The Company did not link Stock Price, or any other financial performance measure within the meaning of Item 402(v) of Regulation S-K, to the 2022 Compensation Actually Paid in our non-PEO NEOs.

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Nasdaq Biotechnology Index over the same period.

Tabular List [Table Text Block]

List of Most Important Financial Performance Measures

We identified Stock Price as the sole financial performance measure that linked Company performance to Compensation Actually Paid (as defined for purposes of this Pay Versus Performance disclosure) for 2022. As described in footnote 8 to the Pay Versus Performance Table, above, in February 2022, the Board awarded performance-based stock options to Mr. Metzger and Dr. Morrison, which vests based on the achievement of certain stock price milestones. For purposes of this disclosure, there was no financial performance measure used to link Company performance to Compensation Actually Paid to our non-PEO NEOs in 2022.

Total Shareholder Return Amount	$ 289.86	249.32	253.30
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (149,300,000)	$ 24,900,000	$ (73,200,000)
Company Selected Measure Amount | USDPerShare	25.45	21.89	22.24
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Non-GAAP Measure Description [Text Block]
(8)
We determined the closing price of our common stock as listed on Nasdaq on an applicable day to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs in 2022. The amounts in the column represents the closing price of our stock on the last trading date of the listed year. For purposes of this disclosure, there was no financial performance measure used to link Company performance to Compensation Actually Paid to our non-PEO NEOs in 2022. As described in the Compensation Discussion and Analysis, in February 2022, the Board made an award of performance-based stock options to Mr. Metzger and Dr. Morrison, and half of those stock options would vest upon achieving certain stock price milestones. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Briggs W. Morrison [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,374,171	$ 3,904,316	$ 2,165,397
PEO Actually Paid Compensation Amount	$ 3,475,750	$ 2,871,757	$ 7,604,962
PEO Name	Briggs W. Morrison	Briggs W. Morrison	Briggs W. Morrison
Michael A. Metzger [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,113,476
PEO Actually Paid Compensation Amount	$ 6,278,969
PEO Name	Michael A. Metzger
PEO [Member] | Briggs W. Morrison [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,393,983)	(2,968,473)	(1,273,590)
PEO [Member] | Briggs W. Morrison [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,495,562	1,935,914	6,713,155
PEO [Member] | Briggs W. Morrison [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,988,234	2,157,023	2,616,502
PEO [Member] | Briggs W. Morrison [Member] | Changes in Fair Value from Last Day of rior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	406,030	(122,433)	2,507,102
PEO [Member] | Briggs W. Morrison [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	322,953	535,559	519,098
PEO [Member] | Briggs W. Morrison [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(221,655)	(634,235)	1,070,453
PEO [Member] | Michael A. Metzger [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,602,276)
PEO [Member] | Michael A. Metzger [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,227,769
PEO [Member] | Michael A. Metzger [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,273,515
PEO [Member] | Michael A. Metzger [Member] | Changes in Fair Value from Last Day of rior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	416,972
PEO [Member] | Michael A. Metzger [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	790,397
PEO [Member] | Michael A. Metzger [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(253,115)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,918,364)	(1,945,308)	(1,970,242)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,772,206	1,261,526	5,012,837
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,664,743	1,420,673	2,752,962
Non-PEO NEO [Member] | Changes in Fair Value from Last Day of rior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	69,395	(88,999)	1,565,138
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	71,046	294,469	187,304
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (32,978)	$ (364,617)	$ 507,433